RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Preferred stock converted into common shares				13,810,125
Promissory note related party				$ 950,550
Note Payable to related party		$ 63,456		63,456	$ 63,456
Accrued interest				2,714
Accrued interest payable		7,137		6,346
Note Payable to Shareholder		1,020,550
Chief Executive Officer [Member]
Increase in note payable to shareholder		$ 70,000	$ 2,521
Note Payable to related party				$ 215,500	540,000
Related Party Transaction, Due Date		Mar. 15, 2025		Mar. 15, 2025
Asset Purchase Agreement [Member]
Note Payable to related party	$ 63,456
Related Party Transaction, Rate	5.00%
Monthly installments	$ 1,902
Related Party Transaction, Amounts of Transaction	$ 1,902
Maturity term period	three-year
Accrued interest				$ 6,346	$ 3,173
Class A Convertible Preferred Stock [Member]
Preferred stock converted into common shares				13,810,125
Preferred stock, shares converted				552,405
Series A Preferred Stock [Member] | Vice President [Member]
Preferred stock, issued		40,000		200,001
Preferred stock value		$ 60,000
Series B Preferred Stock [Member] | Vice President [Member]
Preferred stock, issued		90